CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
CASH AND CASH EQUIVALENTS	20. CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:
(MILLIONS)	2018	2017
Cash	$127	$790
Short-term deposits	46	9
	$173	$799